Consolidated statements of comprehensive income (loss) - CAD ($)	3 Months Ended		9 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
Consolidated statements of comprehensive income (loss)
Revenues [notes 19 and 25]	$ 1,060,153	$ 1,300,100	$ 2,775,156	$ 3,531,055
Cost of sales [note 4]	610,116	927,749	1,669,508	3,005,104
Gross profit	450,037	372,351	1,105,648	525,951
Expenses
Research, development and integration costs	628,578	751,674	1,947,815	5,072,428
Office salaries and benefits	791,409	899,864	2,696,635	2,725,049
Selling and marketing expenses	326,877	620,015	1,727,701	1,760,596
Professional fees	587,990	1,234,357	2,194,397	2,814,576
Office and general	585,364	734,996	2,045,738	2,132,247
Share-based compensation [note 18]	46,270	628,923	192,622	1,052,090
Depreciation and amortization	218,794	205,690	632,945	421,533
Net finance expense (income) [note 20]	453,301	(1,426,628)	(3,909,102)	1,511,962
Goodwill impairment loss [note 9]			4,274,000
Gain on deconsolidation of subsidiary [note 25]	(175,589)		(175,589)
Other expense (income)	192,146	20,527	162,637	(172,606)
Operating expense	3,655,140	3,669,418	11,789,799	17,317,875
Loss before taxes	(3,205,103)	(3,297,067)	(10,684,151)	(16,791,924)
Income taxes
Current tax expense	(65,314)	(201,848)	124	(171,848)
Deferred tax recovery	(113,812)		(276,278)	(37,137)
Total income tax expense (recovery)	(179,126)	(201,848)	(276,154)	(208,985)
Net loss for the period	(3,025,977)	(3,095,219)	(10,407,997)	(16,582,939)
Items of comprehensive income that will be subsequently reclassified to earnings:
Foreign currency translation differences for foreign operations, net of tax	76,543	38,580	97,624	395,415
Other comprehensive income, net of tax	76,543	38,580	97,624	395,415
Total comprehensive loss for the period, net of tax	$ (2,949,434)	$ (3,056,639)	$ (10,310,373)	$ (16,187,524)
Weighted average Voting Common Shares outstanding, Basic	12,242,288	9,709,759	11,979,451	8,860,666
Weighted average Voting Common Shares outstanding, Diluted	12,242,288	9,709,759	11,979,451	8,860,666
Basic loss per share	$ (0.25)	$ (0.32)	$ (0.87)	$ (1.87)
Diluted loss per share	$ (0.25)	$ (0.32)	$ (0.87)	$ (1.87)